Discontinued Operations - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2014	Dec. 31, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on dispositions, net of tax		$ 1,411	$ 48,615
GP Net
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of stock, ownership percentage	54.00%
TSYS Japan
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of stock, ownership percentage	100.00%